Employee Benefits - Summary of Employee Benefits Assumptions (Detail)	12 Months Ended
Dec. 31, 2018
Probability of resignation:
Probability of retirement	Reaching the minimum requisites established by the Obligatory General Insurance updated on the basis of Italian Law 214 of December 22, 2011
Executives [member]
Disclosure Of Emplyee Benefits Assumptions [line items]
Inflation rate	1.50%
Discount rate	1.57%
Employee severance indemnities annual increase rate	2.625%
Probability of death	RG 48 mortality tables published by "Ragioneria Generale dello Stato"
Probability of disability	INPS tables divided by age and sex
Probability of resignation:
Probability of receiving at the beginning of the year an advance from the provision for severance indemnities accrued equal to 70%	1.50%
Executives [member] | Equal to or less than 40 years of age [member]
Disclosure Of Emplyee Benefits Assumptions [line items]
Annual real wage growth	1.00%
Executives [member] | Over 40 but equal to or less than 55 years of age [member]
Disclosure Of Emplyee Benefits Assumptions [line items]
Annual real wage growth	0.50%
Executives [member] | Over 55 years of age [member]
Disclosure Of Emplyee Benefits Assumptions [line items]
Annual real wage growth	0.00%
Executives [member] | Up to 40 years of age [member]
Probability of resignation:
Probability of resignation	6.50%
Executives [member] | From 41 to 50 years of age [member]
Probability of resignation:
Probability of resignation	2.00%
Executives [member] | From 51 to 59 years of age [member]
Probability of resignation:
Probability of resignation	2.00%
Executives [member] | From 60 to 64 years of age [member]
Probability of resignation:
Probability of resignation	20.00%
Executives [member] | Over 65 years of age [member]
Probability of resignation:
Probability of resignation	0.00%
Non executives [member]
Disclosure Of Emplyee Benefits Assumptions [line items]
Inflation rate	1.50%
Discount rate	1.57%
Employee severance indemnities annual increase rate	2.625%
Probability of death	RG 48 mortality tables published by "Ragioneria Generale dello Stato"
Probability of disability	INPS tables divided by age and sex
Probability of resignation:
Probability of receiving at the beginning of the year an advance from the provision for severance indemnities accrued equal to 70%	1.50%
Non executives [member] | Equal to or less than 40 years of age [member]
Disclosure Of Emplyee Benefits Assumptions [line items]
Annual real wage growth	1.00%
Non executives [member] | Over 40 but equal to or less than 55 years of age [member]
Disclosure Of Emplyee Benefits Assumptions [line items]
Annual real wage growth	0.50%
Non executives [member] | Over 55 years of age [member]
Disclosure Of Emplyee Benefits Assumptions [line items]
Annual real wage growth	0.00%
Non executives [member] | Up to 40 years of age [member]
Probability of resignation:
Probability of resignation	1.00%
Non executives [member] | From 41 to 50 years of age [member]
Probability of resignation:
Probability of resignation	0.50%
Non executives [member] | From 51 to 59 years of age [member]
Probability of resignation:
Probability of resignation	0.50%
Non executives [member] | From 60 to 64 years of age [member]
Probability of resignation:
Probability of resignation	6.50%
Non executives [member] | Over 65 years of age [member]
Probability of resignation:
Probability of resignation	0.00%